UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-04283

                                 SEI INDEX FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                        101 Federal St. Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: MARCH 31, 2007

                    DATE OF REPORTING PERIOD: MARCH 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.

[LOGO]
   SEI New ways.
       New answers.(R)

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SEI Index Funds

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Annual Report as of March 31, 2007

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S&P 500 Index Fund

TABLE OF CONTENTS

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Management's Discussion and Analysis of Fund Performance
   S&P 500 Index Fund                                                          1
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Schedule of Investments                                                        2
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Statement of Assets and Liabilities                                           10
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Statement of Operations                                                       11
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Statements of Changes in Net Assets                                           12
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Financial Highlights                                                          13
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Notes to Financial Statements                                                 14
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Report of Independent Registered Public Accounting Firm                       19
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Trustees and Officers of the Trust                                            20
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Disclosure of Fund Expenses                                                   23
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Board of Trustees Considerations In Approving the Advisory
   and Sub-Advisory Agreements                                                24
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Notice to Shareholders                                                        26
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The Trust files its complete schedule of portfolio  holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-342-5734; and (ii) on the Commission's website at http://www.sec.gov.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INDEX FUNDS -- MARCH 31, 2007

S&P 500 Index Fund

Objectives

The S&P 500 Index Fund (the "Fund") seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Index (the "Index"). The Index is a capitalization-weighted index of 500 stocks intended to be a representative sample of leading companies in leading industries within the U.S. economy. Stocks in the Index are chosen for market size (large-cap), liquidity, and industry group representation.

Strategy

The Fund attempts to match the performance of the widely followed Index by replicating its composition in full. The fifty largest stocks in the Index account for approximately 50% of the weighting of the Index. Deviation of performance between the Fund and the Index, measured as tracking error, is typically attributable to trading costs and cash reserves held for liquidity needs. The presence of cash in the Fund may result in underperformance relative to the Index in rising markets and out-performance in declining markets. To mitigate these effects, the Fund may use stock index futures to hedge its cash position. Futures contracts enable the Fund to maintain exposure to the market with reduced trading expenses, since the cost of the futures contract is relatively nominal. The value of stock index futures held by the Fund may not exceed 20% of the Fund's assets.

Analysis

The S&P 500 Index Fund, Class A, returned 11.38% for the fiscal year. For the fiscal year ended March 31, 2007, the Index posted double digit gains, returning 11.83%. During the period, large cap securities outperformed their small cap counterparts but trailed non-U.S. securities. The Federal Reserve continued to hold the federal fund rate constant, which benefited the equity markets. The large cap securities rallied at the end of 2006 with oil prices falling due to an unseasonably warm start to winter. However, the temperature dropped, oil prices rose, and the equity markets abated. In addition, the fears of a potential U.S. recession and Chinese liquidity concerns have caused the markets to pause during the first quarter of 2007.

All ten S&P Global Industry Classification Standard sectors generated positive returns during the fiscal year. Materials, Energy and Utilities sectors were three of the four best-performing sectors. Meanwhile, technology, healthcare, and industrial stocks trailed the rest of the market.

S&P 500 Index Fund:

AVERAGE ANNUAL TOTAL RETURN 1
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                                 Annualized  Annualized  Annualized  Annualized
                       One Year      3 Year      5 Year     10 Year   Inception
                         Return      Return      Return      Return     to Date
--------------------------------------------------------------------------------
S&P 500 Index
Fund, Class A             11.38%       9.62%       5.85%       7.77%       8.72%
--------------------------------------------------------------------------------
S&P 500 Index
Fund, Class E             11.57%       9.79%       6.02%       7.95%      11.97%
--------------------------------------------------------------------------------
S&P 500 Index
Fund, Class I             11.12%       9.34%       5.66%       7.67%       8.63%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the S&P 500 Index Fund, Class A, Class E and Class I, versus the S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

        SEI Bond Index       SEI Bond Index      SEI Bond Index
           Class A              Class E             Class I        S&P 500 Index
3/97       $10,000              $10,000             $10,000           $10,000
3/98        14,743               14,762              14,743            14,800
3/99        17,411               17,459              17,411            17,532
3/00        20,462               20,565              20,462            20,677
3/01        15,946               16,047              15,946            16,194
3/02        15,905               16,036              15,905            16,233
3/03        11,919               12,040              11,930            12,214
3/04        16,045               16,233              16,020            16,504
3/05        17,048               17,270              16,976            17,608
3/06        18,978               19,255              18,847            19,673
3/07        21,138               21,482              20,942            22,000

1 For the period ended March 31, 2007. Past performance is no indication of future performance. Class A shares were offered beginning 02/28/96. Class E shares were offered beginning 07/31/85. Class I shares were offered beginning 06/28/02. Class I shares performance for the period prior to 6/28/02 is performance derived from performance of the Class A shares. Effective 07/31/97, the Board of Trustees approved the renaming of Class A and Class E shares to Class E and Class A shares, respectively. In addition, returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


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SEI Index Funds / Annual Report / March 31, 2007                               1

SCHEDULE OF INVESTMENTS

S&P 500 Index Fund

March 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)++:

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financials                          19.1%
Information Technology              13.2%
Health Care                         10.5%
Industrials                          9.6%
Consumer Discretionary               9.3%
Energy                               8.9%
Consumer Staples                     8.5%
Short-Term Investments               4.4%
Commercial Paper                     3.8%
Telecommunication Services           3.3%
Utilities                            3.3%
Corporate Obligations                2.9%
Materials                            2.7%
Asset-Backed Securities              0.2%
Certificate of Deposit               0.2%
U.S. Treasury Obligations            0.1%
Master Notes                         0.0%

++ Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 8).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 97.9%

CONSUMER DISCRETIONARY -- 10.3%
   Abercrombie & Fitch, Cl A                             11,900   $         901
   Amazon.com (D)*                                       42,600           1,695
   Apollo Group, Cl A (D)*                               18,603             817
   Autonation*                                           20,526             436
   Autozone*                                              6,994             896
   Bed Bath & Beyond (D)*                                38,933           1,564
   Best Buy                                              54,041           2,633
   Big Lots (D)*                                         15,213             476
   Black & Decker                                         9,409             768
   Brunswick                                             12,815             408
   Carnival (D)                                          59,684           2,797
   CBS, Cl B                                            100,701           3,080
   Centex                                                16,344             683
   Circuit City Stores                                   19,954             370
   Clear Channel Communications                          66,163           2,318
   Coach*                                                50,610           2,533
   Comcast, Cl A (D)*                                   422,844          10,973
   Darden Restaurants                                    20,213             833
   Dillard's, Cl A                                        8,305             272
   DIRECTV Group*                                       103,200           2,381
   Dollar General                                        41,390             875
   Dow Jones (D)                                          9,463             326
   DR Horton                                             37,949             835
   E.W. Scripps, Cl A                                    11,500             514
   Eastman Kodak                                         39,510             891
   Family Dollar Stores                                  20,822             617
   Federated Department Stores (D)                       70,564           3,179
   Ford Motor (D)                                       260,309           2,054
   Fortune Brands (D)                                    20,819           1,641
   Gannett                                               32,247           1,815
   Gap                                                   72,531           1,248
   General Motors (D)                                    75,748           2,321
   Genuine Parts                                         23,436           1,148
   Goodyear Tire & Rubber (D)*                           24,993             780

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   H&R Block (D)                                         44,404   $         934
   Harley-Davidson (D)                                   34,708           2,039
   Harman International Industries                        9,000             865
   Harrah's Entertainment                                25,587           2,161
   Hasbro                                                21,891             627
   Hilton Hotels                                         53,287           1,916
   Home Depot                                           276,464          10,157
   IAC/InterActive (D)*                                  30,700           1,158
   International Game Technology                         46,756           1,888
   Interpublic Group (D)*                                58,701             723
   J.C. Penney (D)                                       30,180           2,480
   Johnson Controls                                      26,219           2,481
   Jones Apparel Group                                   15,190             467
   KB Home (D)                                           10,755             459
   Kohl's (D)*                                           43,947           3,367
   Leggett & Platt                                       23,554             534
   Lennar, Cl A (D)                                      19,007             802
   Limited Brands (D)                                    47,127           1,228
   Liz Claiborne                                         14,123             605
   Lowe's (D)                                           207,536           6,535
   Marriott International, Cl A (D)                      44,940           2,200
   Mattel                                                52,518           1,448
   McDonald's                                           164,160           7,395
   McGraw-Hill                                           47,621           2,994
   Meredith (D)                                           4,863             279
   New York Times, Cl A (D)                              20,092             472
   Newell Rubbermaid                                     38,147           1,186
   News, Cl A                                           319,133           7,378
   Nike, Cl B (D)                                        25,247           2,683
   Nordstrom                                             31,502           1,668
   Office Depot*                                         38,320           1,347
   OfficeMax                                              9,693             511
   Omnicom Group                                         22,902           2,345
   Polo Ralph Lauren                                      8,400             740
   Pulte Homes (D)                                       29,055             769
   RadioShack (D)                                        18,625             503
   Sears Holdings (D)*                                   11,465           2,066
   Sherwin-Williams                                      15,416           1,018
   Snap-On                                                8,053             387
   Stanley Works                                         11,179             619
   Staples                                               96,914           2,504
   Starbucks (D)*                                       101,658           3,188
   Starwood Hotels & Resorts Worldwide                   29,235           1,896
   Target                                               117,119           6,940
   Tiffany                                               18,573             845
   Time Warner                                          520,314          10,261
   TJX                                                   62,667           1,690
   Tribune (D)                                           24,200             777
   VF                                                    12,314           1,017
   Viacom, Cl B*                                         94,101           3,868
   Walt Disney                                          277,227           9,545
   Wendy's International                                 12,308             385
   Whirlpool (D)                                         10,805             917


--------------------------------------------------------------------------------
2                               SEI Index Funds / Annual Report / March 31, 2007

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                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Wyndham Worldwide*                                    24,602   $         840
   Yum! Brands                                           36,535           2,110
                                                                  --------------
                                                                        181,295
                                                                  --------------

CONSUMER STAPLES -- 9.4%
   Altria Group                                         284,656          24,996
   Anheuser-Busch                                       104,574           5,277
   Archer-Daniels-Midland                                88,266           3,239
   Avon Products                                         58,951           2,196
   Brown-Forman, Cl B                                    10,876             713
   Campbell Soup (D)                                     29,975           1,167
   Clorox                                                20,942           1,334
   Coca-Cola                                            274,196          13,161
   Coca-Cola Enterprises                                 38,117             772
   Colgate-Palmolive                                     69,893           4,668
   ConAgra Foods                                         70,252           1,750
   Constellation Brands, Cl A*                           28,900             612
   Costco Wholesale                                      61,618           3,317
   CVS                                                  206,595           7,053
   Dean Foods*                                           18,400             860
   Estee Lauder, Cl A                                    15,800             772
   General Mills                                         45,991           2,678
   Hershey (D)                                           23,912           1,307
   HJ Heinz                                              44,249           2,085
   Kellogg (D)                                           34,567           1,778
   Kimberly-Clark                                        62,199           4,260
   Kraft Foods, Cl A                                     25,800             817
   Kroger                                                96,059           2,714
   McCormick                                             18,061             696
   Molson Coors Brewing, Cl B (D)                         5,923             560
   Pepsi Bottling Group                                  18,836             601
   PepsiCo                                              222,567          14,146
   Procter & Gamble                                     428,076          27,037
   Reynolds American (D)                                 23,640           1,475
   Safeway (D)                                           61,046           2,237
   Sara Lee                                              97,587           1,651
   Supervalu                                             28,297           1,106
   Sysco                                                 82,920           2,805
   Tyson Foods, Cl A                                     35,490             689
   UST (D)                                               22,140           1,284
   Wal-Mart Stores                                      333,411          15,654
   Walgreen                                             136,644           6,271
   Whole Foods Market                                    19,700             884
   WM Wrigley Jr. (D)                                    30,260           1,541
                                                                  --------------
                                                                        166,163
                                                                  --------------

ENERGY -- 9.9%
   Anadarko Petroleum (D)                                61,580           2,647
   Apache                                                44,300           3,132
   Baker Hughes                                          43,034           2,846
   BJ Services                                           40,356           1,126

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Chesapeake Energy (D)                                 54,500   $       1,683
   Chevron                                              293,697          21,722
   ConocoPhillips                                       223,125          15,251
   Consol Energy                                         25,100             982
   Devon Energy                                          59,513           4,120
   El Paso (D)                                           97,194           1,406
   ENSCO International (D)                               20,900           1,137
   EOG Resources (D)                                     33,544           2,393
   Exxon Mobil                                          772,936          58,318
   Halliburton (D)                                      135,482           4,300
   Hess                                                  37,275           2,068
   Kinder Morgan                                         14,749           1,570
   Marathon Oil                                          47,428           4,687
   Murphy Oil (D)                                        25,763           1,376
   Nabors Industries (D)*                                37,878           1,124
   National Oilwell Varco (D)*                           24,134           1,877
   Noble                                                 18,671           1,469
   Occidental Petroleum                                 114,304           5,636
   Peabody Energy                                        36,300           1,461
   Rowan                                                 15,197             493
   Schlumberger                                         159,562          11,026
   Smith International (D)                               27,500           1,321
   Spectra Energy*                                       83,961           2,206
   Sunoco                                                16,957           1,194
   Transocean*                                           39,278           3,209
   Valero Energy                                         82,208           5,302
   Weatherford International*                            46,854           2,113
   Williams                                              82,165           2,338
   XTO Energy                                            49,035           2,688
                                                                  --------------
                                                                        174,221
                                                                  --------------

FINANCIALS -- 21.1%
   ACE                                                   43,585           2,487
   Aflac                                                 66,508           3,130
   Allstate                                              83,459           5,013
   AMBAC Financial Group (D)                             13,914           1,202
   American Express                                     161,315           9,098
   American International Group                         352,871          23,720
   Ameriprise Financial                                  31,884           1,822
   AON (D)                                               40,629           1,542
   Apartment Investment & Management, Cl A+              13,262             765
   Archstone-Smith Trust+                                30,068           1,632
   AvalonBay Communities+                                10,800           1,404
   Bank of America                                      606,870          30,963
   Bank of New York                                     103,035           4,178
   BB&T                                                  72,697           2,982
   Bear Stearns                                          15,698           2,360
   Boston Properties+ (D)                                16,100           1,890
   Capital One Financial                                 55,362           4,178
   CB Richard Ellis Group, Cl A*                         25,400             868


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SEI Index Funds / Annual Report / March 31, 2007                               3

SCHEDULE OF INVESTMENTS

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Charles Schwab                                       137,127   $       2,508
   Chicago Mercantile Exchange Holdings, Cl A             4,727           2,517
   Chubb                                                 55,256           2,855
   Cincinnati Financial                                  23,879           1,012
   CIT Group                                             25,608           1,355
   Citigroup                                            665,246          34,154
   Comerica                                              21,883           1,294
   Commerce Bancorp (D)                                  25,800             861
   Compass Bancshares                                    17,883           1,230
   Countrywide Financial                                 78,771           2,650
   Developers Diversified Realty+ (D)                    17,200           1,082
   E*Trade Financial*                                    58,839           1,249
   Equity Residential+ (D)                               40,240           1,941
   Fannie Mae                                           131,781           7,193
   Federated Investors, Cl B                             12,745             468
   Fifth Third Bancorp                                   75,011           2,902
   First Horizon National (D)                            17,115             711
   Franklin Resources                                    22,315           2,696
   Freddie Mac                                           94,359           5,613
   Genworth Financial, Cl A                              61,100           2,135
   Goldman Sachs Group                                   56,062          11,584
   Hartford Financial Services Group                     42,686           4,080
   Host Hotels & Resorts+ (D)                            70,600           1,857
   Hudson City Bancorp (D)                               68,500             937
   Huntington Bancshares                                 32,675             714
   Janus Capital Group                                   27,277             570
   JPMorgan Chase                                       471,072          22,790
   Keycorp (D)                                           53,883           2,019
   Kimco Realty+                                         31,100           1,516
   Legg Mason                                            18,100           1,705
   Lehman Brothers Holdings (D)                          72,106           5,052
   Lincoln National                                      37,098           2,515
   Loews                                                 61,273           2,784
   M&T Bank                                              10,661           1,235
   Marsh & McLennan                                      75,950           2,225
   Marshall & Ilsley                                     35,170           1,629
   MBIA                                                  18,527           1,213
   Mellon Financial (D)                                  55,202           2,381
   Merrill Lynch (D)                                    119,647           9,772
   Metlife                                              102,405           6,467
   MGIC Investment (D)                                   11,395             671
   Moody's                                               32,408           2,011
   Morgan Stanley                                       145,161          11,433
   National City (D)                                     80,848           3,012
   Northern Trust                                        25,805           1,552
   Plum Creek Timber+ (D)                                24,335             959
   PNC Financial Services Group                          46,983           3,381
   Principal Financial Group                             37,148           2,224
   Progressive                                          101,968           2,225
   Prologis+                                             34,060           2,212
   Prudential Financial                                  63,866           5,765

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Public Storage+ (D)                                   16,928   $       1,603
   Realogy*                                              29,550             875
   Regions Financial                                     98,063           3,468
   Safeco (D)                                            14,538             966
   Simon Property Group+ (D)                             29,809           3,316
   SLM                                                   54,743           2,239
   Sovereign Bancorp                                     49,544           1,260
   State Street                                          44,591           2,887
   SunTrust Banks                                        47,696           3,961
   Synovus Financial                                     44,775           1,448
   T. Rowe Price Group                                   36,308           1,713
   Torchmark                                             13,505             886
   Travelers                                             91,932           4,759
   UnumProvident (D)                                     47,152           1,086
   US Bancorp                                           237,906           8,320
   Vornado Realty Trust+ (D)                             17,314           2,066
   Wachovia                                             258,360          14,223
   Washington Mutual (D)                                121,219           4,895
   Wells Fargo                                          457,706          15,759
   XL Capital, Cl A                                      24,905           1,742
   Zions Bancorporation                                  14,760           1,248
                                                                  --------------
                                                                        372,870
                                                                  --------------
HEALTH CARE -- 11.6%
   Abbott Laboratories                                  210,468          11,744
   Aetna                                                 70,202           3,074
   Allergan (D)                                          20,583           2,281
   AmerisourceBergen                                     26,496           1,398
   Amgen*                                               157,993           8,829
   Applera - Applied Biosystems Group                    25,257             747
   Barr Pharmaceuticals*                                 14,600             677
   Bausch & Lomb                                          7,374             377
   Baxter International                                  88,938           4,684
   Becton Dickinson                                      33,062           2,542
   Biogen Idec*                                          46,498           2,064
   Biomet                                                33,736           1,433
   Boston Scientific*                                   158,112           2,299
   Bristol-Myers Squibb                                 275,401           7,645
   C.R. Bard                                             14,188           1,128
   Cardinal Health                                       54,555           3,980
   Celgene (D)*                                          50,000           2,623
   Cigna                                                 13,257           1,891
   Coventry Health Care*                                 21,913           1,228
   Eli Lilly                                            134,230           7,209
   Express Scripts (D)*                                  18,676           1,508
   Forest Laboratories*                                  42,363           2,179
   Genzyme*                                              36,232           2,175
   Gilead Sciences*                                      62,488           4,780
   Hospira*                                              21,404             875
   Humana*                                               22,897           1,328
   IMS Health                                            27,295             810


--------------------------------------------------------------------------------
4                               SEI Index Funds / Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Johnson & Johnson                                    393,356   $      23,704
   King Pharmaceuticals (D)*                             34,286             674
   Laboratory of America Holdings*                       17,263           1,254
   Manor Care                                             9,714             528
   McKesson                                              40,769           2,387
   Medco Health Solutions*                               39,358           2,855
   Medimmune (D)*                                        32,963           1,199
   Medtronic                                            157,017           7,703
   Merck                                                294,217          12,996
   Millipore*                                             7,293             529
   Mylan Laboratories                                    29,911             632
   Patterson*                                            18,400             653
   PerkinElmer                                           17,040             413
   Pfizer                                               961,304          24,283
   Quest Diagnostics (D)                                 22,024           1,098
   Schering-Plough                                      201,472           5,140
   St. Jude Medical*                                     45,894           1,726
   Stryker (D)*                                          39,842           2,642
   Tenet Healthcare (D)*                                 64,776             416
   Thermo Fisher Scientific*                             54,743           2,559
   UnitedHealth Group                                   182,347           9,659
   Varian Medical Systems (D)*                           17,700             844
   Waters*                                               13,497             783
   Watson Pharmaceuticals*                               14,071             372
   WellPoint*                                            83,361           6,761
   Wyeth                                                182,266           9,119
   Zimmer Holdings*                                      32,055           2,738
                                                                  --------------
                                                                        205,175
                                                                  --------------
INDUSTRIALS -- 10.7%
   3M                                                    99,582           7,611
   Allied Waste Industries (D)*                          36,342             458
   American Standard                                     23,933           1,269
   Avery Dennison                                        13,015             836
   Boeing                                               107,032           9,516
   Burlington Northern Santa Fe                          48,324           3,887
   C.H. Robinson Worldwide (D)                           23,900           1,141
   Caterpillar                                           87,197           5,845
   Cintas (D)                                            18,807             679
   Cooper Industries, Cl A                               24,986           1,124
   CSX                                                   59,950           2,401
   Cummins                                                7,185           1,040
   Danaher (D)                                           32,648           2,333
   Deere                                                 31,051           3,373
   Dover                                                 28,137           1,373
   Eaton                                                 19,469           1,627
   Emerson Electric                                     109,106           4,701
   Equifax                                               17,225             628
   FedEx                                                 41,705           4,480
   Fluor (D)                                             12,122           1,088
   General Dynamics                                      54,926           4,196
   General Electric                                   1,395,907          49,359

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Goodrich                                              16,620   $         856
   Honeywell International                              108,855           5,014
   Illinois Tool Works                                   56,324           2,906
   Ingersoll-Rand, Cl A                                  42,206           1,831
   ITT                                                   25,400           1,532
   L-3 Communications Holdings                           17,223           1,507
   Lockheed Martin                                       48,394           4,695
   Masco (D)                                             54,268           1,487
   Monster Worldwide*                                    17,634             835
   Norfolk Southern                                      53,226           2,693
   Northrop Grumman (D)                                  46,419           3,445
   Paccar (D)                                            34,194           2,510
   Pall                                                  17,395             661
   Parker Hannifin                                       16,214           1,400
   Pitney Bowes                                          30,575           1,388
   Raytheon                                              59,768           3,135
   Robert Half International                             23,027             852
   Rockwell Automation                                   21,926           1,313
   Rockwell Collins                                      23,078           1,545
   RR Donnelley & Sons                                   29,811           1,091
   Ryder System                                           8,454             417
   Southwest Airlines                                   109,049           1,603
   Terex (D)*                                            14,000           1,005
   Textron                                               17,249           1,549
   Tyco International                                   269,131           8,491
   Union Pacific                                         36,347           3,691
   United Parcel Service, Cl B (D)                      145,390          10,192
   United Technologies                                  135,883           8,832
   Waste Management                                      71,728           2,468
   WW Grainger                                           10,065             777
                                                                  --------------
                                                                        188,686
                                                                  --------------
INFORMATION TECHNOLOGY -- 14.6%
   ADC Telecommunications (D)*                           14,467             242
   Adobe Systems*                                        78,336           3,267
   Advanced Micro Devices (D)*                           75,563             987
   Affiliated Computer Services, Cl A*                   13,049             768
   Agilent Technologies*                                 56,306           1,897
   Altera (D)*                                           49,851             996
   Analog Devices                                        45,399           1,566
   Apple*                                               117,492          10,916
   Applied Materials (D)                                186,850           3,423
   Autodesk*                                             31,917           1,200
   Automatic Data Processing                             74,150           3,589
   Avaya*                                                62,468             738
   BMC Software*                                         28,249             870
   Broadcom, Cl A (D)*                                   62,736           2,012
   CA (D)                                                56,527           1,465
   Ciena*                                                11,542             323
   Cisco Systems*                                       819,163          20,913
   Citrix Systems*                                       24,842             796
   Cognizant Technology Solutions, Cl A*                 19,500           1,721


--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2007                               5

SCHEDULE OF INVESTMENTS

March 31, 2007
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Computer Sciences*                                    23,633   $       1,232
   Compuware*                                            45,475             432
   Convergys*                                            19,276             490
   Corning*                                             212,478           4,832
   Dell*                                                309,674           7,188
   eBay*                                                154,632           5,126
   Electronic Arts (D)*                                  42,478           2,139
   Electronic Data Systems                               71,302           1,974
   EMC*                                                 287,540           3,982
   Fidelity National Information Services                22,265           1,012
   First Data                                           102,712           2,763
   Fiserv*                                               23,880           1,267
   Google, Cl A*                                         29,516          13,523
   Hewlett-Packard                                      362,752          14,561
   Intel                                                781,694          14,954
   International Business Machines                      204,290          19,256
   Intuit*                                               47,986           1,313
   Jabil Circuit                                         25,379             543
   JDS Uniphase (D)*                                     29,056             442
   Juniper Networks (D)*                                 77,900           1,533
   Kla-Tencor (D)                                        27,371           1,459
   Lexmark International, Cl A*                          13,439             786
   Linear Technology (D)                                 41,194           1,301
   LSI Logic (D)*                                       104,546           1,091
   Maxim Integrated Products                             44,205           1,300
   Micron Technology                                    103,869           1,255
   Microsoft                                          1,169,362          32,590
   Molex                                                 19,960             563
   Motorola                                             325,306           5,748
   National Semiconductor                                39,737             959
   NCR*                                                  24,568           1,174
   Network Appliance (D)*                                51,476           1,880
   Novell*                                               46,489             336
   Novellus Systems (D)*                                 17,027             545
   Nvidia*                                               48,932           1,408
   Oracle*                                              541,456           9,817
   Paychex                                               46,656           1,767
   PMC - Sierra (D)*                                     27,546             193
   QLogic*                                               21,848             371
   Qualcomm                                             223,632           9,540
   Sabre Holdings, Cl A                                  18,702             612
   SanDisk (D)*                                          31,000           1,358
   Sanmina-SCI*                                          65,573             237
   Solectron (D)*                                       125,554             395
   Sun Microsystems (D)*                                472,511           2,840
   Symantec (D)*                                        125,847           2,177
   Tektronix                                             11,359             320
   Tellabs*                                              60,799             602
   Teradyne (D)*                                         26,707             442
   Texas Instruments                                    196,834           5,925
   Unisys (D)*                                           47,295             399
   VeriSign (D)*                                         33,700             847

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Western Union*                                       102,512   $       2,250
   Xerox*                                               129,136           2,181
   Xilinx (D)                                            46,309           1,191
   Yahoo! (D)*                                          166,538           5,211
                                                                  --------------
                                                                        257,321
                                                                  --------------
MATERIALS -- 3.0%
   Air Products & Chemicals                              29,426           2,176
   Alcoa                                                116,835           3,961
   Allegheny Technologies                                13,859           1,479
   Ashland                                                7,893             518
   Ball                                                  14,691             674
   Bemis                                                 14,690             490
   Dow Chemical                                         130,075           5,965
   E.I. Du Pont de Nemours (D)                          125,335           6,195
   Eastman Chemical                                      11,608             735
   Ecolab                                                24,530           1,055
   Freeport-McMoRan Copper &
     Gold, Cl B                                          48,968           3,241
   Hercules*                                             15,607             305
   International Flavors & Fragrances                    10,994             519
   International Paper                                   62,670           2,281
   MeadWestvaco                                          24,015             741
   Monsanto                                              73,148           4,020
   Newmont Mining (D)                                    60,408           2,536
   Nucor                                                 40,482           2,637
   Pactiv*                                               18,287             617
   PPG Industries                                        22,745           1,599
   Praxair                                               43,299           2,726
   Rohm & Haas                                           19,522           1,010
   Sealed Air                                            22,228             702
   Sigma-Aldrich                                         17,436             724
   Temple-Inland                                         14,677             877
   United States Steel                                   16,326           1,619
   Vulcan Materials                                      13,049           1,520
   Weyerhaeuser                                          28,788           2,152
                                                                  --------------
                                                                         53,074
                                                                  --------------
TELECOMMUNICATION SERVICES -- 3.7%
   Alltel                                                48,982           3,037
   AT&T                                                 847,358          33,411
   CenturyTel (D)                                        15,760             712
   Citizens Communications (D)                           45,431             679
   Embarq                                                20,586           1,160
   Qwest Communications
     International (D)*                                 213,526           1,920
   Sprint Nextel                                        394,722           7,484
   Verizon Communications                               395,722          15,006
   Windstream                                            65,646             964
                                                                  --------------
                                                                         64,373
                                                                  --------------


--------------------------------------------------------------------------------
6                               SEI Index Funds / Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------

UTILITIES -- 3.6%
   AES*                                                  91,490   $       1,969
   Allegheny Energy*                                     22,768           1,119
   Ameren (D)                                            28,444           1,431
   American Electric Power                               53,015           2,584
   Centerpoint Energy (D)                                41,568             746
   CMS Energy (D)                                        30,592             545
   Consolidated Edison (D)                               35,333           1,804
   Constellation Energy Group                            24,799           2,156
   Dominion Resources (D)                                46,970           4,170
   DTE Energy (D)                                        24,545           1,176
   Duke Energy                                          168,922           3,427
   Dynegy, Cl A*                                         48,289             447
   Edison International                                  44,853           2,204
   Entergy                                               26,964           2,829
   Exelon                                                91,354           6,277
   FirstEnergy (D)                                       42,787           2,834
   FPL Group (D)                                         54,320           3,323
   Integrys Energy Group                                  9,534             529
   KeySpan                                               24,097             992
   Nicor                                                  5,525             267
   NiSource (D)                                          37,579             918
   PG&E                                                  48,029           2,318
   Pinnacle West Capital                                 13,749             663
   PPL                                                   52,571           2,150
   Progress Energy (D)                                   34,983           1,765
   Public Service Enterprise Group                       33,765           2,804
   Questar                                               11,800           1,053
   Sempra Energy                                         35,065           2,139
   Southern (D)                                          99,935           3,663
   TECO Energy                                           28,712             494
   TXU                                                   62,324           3,995
   Xcel Energy (D)                                       56,019           1,383
                                                                  --------------
                                                                         64,174
                                                                  --------------
Total Common Stock
   (Cost $839,914) ($ Thousands)                                      1,727,352
                                                                  --------------

COMMERCIAL PAPER (A) (E) -- 4.2%

FINANCIALS -- 4.2%
   Adirondack, Ser 2005-2
       5.319%, 04/24/07                                 $ 3,121           3,110
   Brahms Funding
       5.314%, 05/14/07                                   3,857           3,832
       5.313%, 04/16/07                                   2,809           2,803
   Buckingham CDO I LLC
       5.320%, 04/25/07                                   2,887           2,876
   Buckingham CDO II LLC
       5.318%, 04/23/07                                   3,590           3,577

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Buckingham CDO III LLC
       5.320%, 04/26/07                                 $ 3,206   $       3,193
   Citius I Funding
       5.320%, 04/26/07                                   1,249           1,244
   Citius II Funding LLC
       5.292%, 04/02/07                                   3,121           3,120
   Davis Square Funding
       5.310%, 04/13/07                                   6,867           6,854
   Elysian Funding LLC
       5.353%, 04/23/07                                   1,124           1,120
   Georgetown Funding
       5.316%, 04/20/07                                   7,585           7,563
   KKR Pacific Funding Trust
       5.341%, 04/27/07                                   3,121           3,109
   Mica Funding LLC
       5.316%, 04/20/07                                   3,255           3,245
       5.313%, 04/16/07                                   1,561           1,557
       5.310%, 04/19/07                                   1,010           1,008
       5.294%, 04/05/07                                   3,371           3,369
   Rhineland Funding Capital
       5.354%, 04/30/07                                     300             299
       5.332%, 06/06/07                                   1,147           1,136
       5.315%, 05/15/07                                   3,328           3,306
       5.314%, 05/14/07                                   1,328           1,320
   Thornburg Mortgage Capital
     Resource
       5.313%, 04/16/07                                     794             792
       5.310%, 04/13/07                                     749             748
       5.309%, 04/11/07                                     388             387
       5.309%, 04/12/07                                   1,561           1,558
       5.298%, 04/10/07                                   3,012           3,008
   Valour Bay Capital LLC
       5.326%, 05/16/07                                   3,902           3,875
       5.324%, 04/18/07                                   1,336           1,333
       5.319%, 04/12/07                                   1,561           1,558
   Zane Funding
       5.369%, 04/24/07                                   2,947           2,936
       5.364%, 04/17/07                                      96              95
                                                                  --------------
Total Commercial Paper
   (Cost $73,931) ($ Thousands)                                          73,931
                                                                  --------------

CORPORATE OBLIGATIONS (E) -- 3.2%

FINANCIALS -- 3.2%
   American General Finance (F) (G)
       5.370%, 04/16/07                                   4,526           4,526
   Bear Stearns EXL (F)
       5.360%, 04/16/07                                   5,556           5,556
   Countrywide Financial MTN (F)
       5.428%, 06/27/07                                   1,873           1,873


--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2007                               7

SCHEDULE OF INVESTMENTS

S&P 500 Index Fund (Concluded)

March 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Countrywide Financial MTN,
     Ser A (F)
       5.440%, 05/07/07                           $       4,682   $       4,682
   Irish Life & Permanent MTN,
     Ser X (F) (G)
       5.360%, 04/23/07                                   4,151           4,151
   Islandsbanki (F) (G)
       5.369%, 04/09/07                                   4,682           4,682
   Jackson National Life
     Funding (F) (G)
       5.320%, 04/02/07                                   6,867           6,867
   Morgan Stanley EXL (F)
       5.380%, 04/04/07                                   1,093           1,093
   Morgan Stanley EXL, Ser S (F)
       5.340%, 04/03/07                                   1,561           1,561
   Nationwide Building Society (F) (G)
       5.410%, 06/28/07                                   1,717           1,717
       5.349%, 04/09/07                                   3,121           3,121
   Northern Rock (F) (G)
       5.360%, 04/03/07                                   3,215           3,215
   Premium Asset Trust,
     Ser 2004-10 (F) (G)
       5.380%, 04/16/07                                   4,370           4,370
   SLM EXL, Ser S (F) (G)
       5.320%, 04/16/07                                   3,434           3,434
   Skandinav Enskilda Bank (F) (G)
       5.320%, 04/18/07                                   3,434           3,433
   Stanfield Victoria LLC MTN (G)
       5.445%, 06/11/07                                   3,121           3,121
                                                                  --------------
Total Corporate Obligations
   (Cost $57,402) ($ Thousands)                                          57,402
                                                                  --------------

CASH EQUIVALENTS** (C) -- 3.0%
   SEI Daily Income Trust
     Prime Obligation Fund,
     Cl A, 5.330%                                    31,505,177          31,505
   SEI Liquidity Fund LP,
       5.520% (E)                                    21,849,917          21,850
                                                                  --------------
Total Cash Equivalents
   (Cost $53,355) ($ Thousands)                                          53,355
                                                                  --------------

CERTIFICATES OF DEPOSIT (E) -- 0.3%
   Barclays Bank (F) (G)
       5.440%, 06/11/07                                   1,561           1,561
   CC USA MTN (G)
       5.520%, 06/18/07                                   3,121           3,121
                                                                  --------------
Total Certificates of Deposit
   (Cost $4,682) ($ Thousands)                                            4,682
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES (E) (F) (G) -- 0.2%

MORTGAGE RELATED SECURITIES -- 0.2%
   Duke Funding, Ser 2004-6B,
     Cl A1S1
       5.430%, 04/09/07                           $       2,341   $       2,341
   Newcastle CDO, Ser 2005-6A,
     Cl IM1
       5.340%, 04/24/07                                     624             624
                                                                  --------------
Total Asset-Backed Securities
   (Cost $2,965) ($ Thousands)                                            2,965
                                                                  --------------

U.S. TREASURY OBLIGATION (A) (B) -- 0.2%
   U.S. Treasury Bill
       5.002%, 06/07/07                                   2,960           2,933
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $2,933) ($ Thousands)                                            2,933
                                                                  --------------

MASTER NOTE (A) (E) -- 0.1%
   Bear Stearns
       5.558%, 04/02/07                                     937             937
                                                                  --------------
Total Master Note
   (Cost $937) ($ Thousands)                                                937
                                                                  --------------

REPURCHASE AGREEMENTS (E) (H) -- 1.9%
   Barclays
     5.340%, dated 03/30/07,
     to be repurchased on 04/02/07,
     repurchase price $1,491,827
     (collateralized by a U.S. Government
     Obligation, par value $1,479,926,
     5.600%, 10/17/13; with total
     market value $1,521,017)                             1,491           1,491
   Deutsche Bank
     5.350%, dated 03/30/07,
     to be repurchased on 04/02/07,
     repurchase price $12,952,160
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $85,371-
     $4,748,611, 0.000%-6.110%,
     05/16/07-10/15/19; with total
     market value $13,205,318)                           12,946          12,946


--------------------------------------------------------------------------------
8                               SEI Index Funds / Annual Report / March 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lehman Brothers
     5.350%, dated 03/30/07,
     to be repurchased on 04/02/07,
     repurchase price $18,736,850
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $1,355,475,-
     $2,283,628, 2.625%-10.350%,
     05/15/07-08/03/18; with total
     market value $19,103,198)                    $      18,729   $      18,729
                                                                  --------------
Total Repurchase Agreements
   (Cost $33,166) ($ Thousands)                                          33,166
                                                                  --------------
Total Investments -- 111.0%
   (Cost $1,069,285) ($ Thousands)                                $   1,956,723
                                                                  ==============

Futures -- A summary of the open futures contracts held by the Fund at March 31, 2007, is as follows (See Note 2 in Notes to Financial Statements):

-------------------------------------------------------------------------------
                                         NUMBER OF                   UNREALIZED
                                         CONTRACTS   EXPIRATION    APPRECIATION
TYPE OF CONTRACT                              LONG         DATE   ($ THOUSANDS)
-------------------------------------------------------------------------------
S&P 500 E MINI Index                           563    June-2007           $ 358
                                                                          =====

Percentages are based on Net Assets of $1,763,433 (Thousands).

*     Non-Income Producing Security

**    Rate shown is the 7-day effective yield as of March 31, 2007.

+     Real Estate Investment Trust

(A)   The rate reported is the effective yield at time of purchase.

(B) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C)   Investment in Affiliated Registered Investment Company (see Note 3).

(D) This security or a partial position of this security is on loan at March 31, 2007. The total value of securities on loan at March 31, 2007 was $189,151 ($ Thousands).

(E) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2007 was $194,933 ($ Thousands).

(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2007.

(G) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(H)   Tri-Party Repurchase Agreement

CDO -- Collateralized Debt Obligation

Cl -- Class

EXL -- Extendable Maturity

LLC -- Limited Liability Company

LP -- Limited Partnership

MTN -- Medium Term Note

Ser -- Series

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2007                               9

Statement of Assets and Liabilities ($ Thousands)

March 31, 2007

---------------------------------------------------------------------------------------
                                                                               S&P 500
                                                                                 INDEX
                                                                                  FUND
---------------------------------------------------------------------------------------
ASSETS:
   Investments at value (Cost $1,015,930)                                 $  1,903,368*
   Affiliated investment, at value (Cost $53,355)                               53,355
   Receivable for investment securities sold                                     3,030
   Dividends receivable                                                          2,215
   Receivable for fund shares sold                                                 481
---------------------------------------------------------------------------------------
   Total Assets                                                              1,962,449
---------------------------------------------------------------------------------------
LIABILITIES:
   Payable upon return on securities loaned                                    194,933
   Payable for investment securities purchased                                   2,241
   Payable for fund shares redeemed                                              1,266
   Payable to custodian                                                             24
   Administration fees payable                                                     266
   Shareholder servicing fees payable                                               87
   Investment advisory fees payable                                                 45
   Variation margin payable                                                          7
   Administration servicing fees payable                                             3
   Accrued expense payable                                                         144
---------------------------------------------------------------------------------------
   Total Liabilities                                                           199,016
---------------------------------------------------------------------------------------
   Net Assets                                                             $  1,763,433
---------------------------------------------------------------------------------------
*  Includes market value of securities on loan                                 189,151

NET ASSETS:
   Paid-in Capital                                                        $    873,626
   Accumulated net realized gain on investments and futures contracts            2,011
   Net unrealized appreciation on investments                                  887,438
   Net unrealized appreciation on futures contracts                                358
---------------------------------------------------------------------------------------
   Net Assets                                                             $  1,763,433
---------------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption Price Per Share -- Class A
     ($621,897,696 / 15,002,032 shares)                                   $      41.45
---------------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption Price Per Share -- Class E
     ($1,127,189,659 / 27,115,283 shares)                                 $      41.57
---------------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption Price Per Share -- Class I
     ($14,345,605 / 345,582 shares)                                       $      41.51
---------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
10                              SEI Index Funds / Annual Report / March 31, 2007

Statement of Operations ($ Thousands)

For the year ended March 31, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          S&P 500
                                                                                                                            INDEX
                                                                                                                             FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                                                                         $     37,175
   Dividends from Affiliated Investment Companies(1)                                                                        2,084
   Interest                                                                                                                   142
   Income from Securities Lending                                                                                             259
------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                                                                 39,660
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                                                                      4,379
   Investment Advisory Fees                                                                                                   597
   Shareholder Servicing Fees (A)                                                                                             909
   Shareholder Servicing Fees (E)                                                                                           3,427
   Shareholder Servicing Fees (I)                                                                                              34
   Administrative Servicing Fees (I)                                                                                           34
   Trustee Fees                                                                                                                26
   Professional Fees                                                                                                          204
   Custodian/Wire Agent Fees                                                                                                   90
   Printing Fees                                                                                                               86
   Licensing Fees                                                                                                              62
   Registration Fees                                                                                                           50
   Other Expenses                                                                                                              75
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                                                           9,973
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Administration Fees                                                                                                     (592)
     Shareholder Servicing Fees (E)                                                                                        (3,427)
     Shareholder Servicing Fees (I)                                                                                           (14)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                                                             5,940
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                      33,720
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     ON INVESTMENTS:
   Net Realized Gain on Investments                                                                                        24,408(2)
   Net Realized Gain on Futures Contracts                                                                                   2,431
   Net Change in Unrealized Appreciation on Investments                                                                   144,650
   Net Change in Unrealized Appreciation on Futures Contracts                                                                 105
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                 $    205,314
------------------------------------------------------------------------------------------------------------------------------------

(1)   See Note 3 in the Notes to Financial Statements.

(2) Includes realized gain of $4,368 ($ Thousands) due to in-kind redemption (see Note 9).

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2007                              11

Statements of Changes in Net Assets ($ Thousands)

For the years ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  S&P 500
                                                                                                                 INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          2007               2006
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                          $     33,720     $       32,179
   Net Realized Gain on Investments and Futures Contracts                                               26,839(2)          67,000
   Net Change in Unrealized Appreciation
     on Investments and Futures Contracts                                                              144,755            118,676
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
     from Operations                                                                                   205,314            217,855
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     CLASS A:                                                                                          (10,300)            (9,054)
     CLASS E:                                                                                          (23,648)           (23,083)
     CLASS I:                                                                                             (200)              (150)
   Net Realized Gains:
     CLASS A:                                                                                           (8,617)           (21,431)
     CLASS E:                                                                                          (17,342)           (48,130)
     CLASS I:                                                                                             (200)              (430)
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                                                   (60,307)          (102,278)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                                                                          99,732            100,477
   Reinvestment of Dividends & Distributions                                                            18,041             29,133
   Cost of Shares Redeemed                                                                            (155,992)          (207,986)
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived
     from Class A Transactions                                                                         (38,219)           (78,376)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS E:
   Proceeds from Shares Issued                                                                         109,388            599,259(4)
   Reinvestment of Dividends & Distributions                                                            36,859             63,362
   Cost of Shares Redeemed                                                                            (802,024)(3)       (362,975)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class E Transactions                                                                        (655,777)           299,646
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                                                                           4,846              4,627
   Reinvestment of Dividends & Distributions                                                               400                580
   Cost of Shares Redeemed                                                                              (5,071)            (4,268)
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                                                                             175                939
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                                                                  (693,821)           222,209
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                                              (548,814)           337,786
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                                                 2,312,247          1,974,461
------------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                                                    $  1,763,433     $    2,312,247
------------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income                                                            $         --     $          487
------------------------------------------------------------------------------------------------------------------------------------

(1) For Capital Share Transactions see Note 4 in the Notes to Financial Statements.

(2) Includes realized gain of $4,368 ($ Thousands) due to in-kind redemption (see Note 9).

(3)   Includes redemption as a result of an in-kind transfer of securities (see
      Note 9).

(4) Includes subscriptions as a result of an in-kind transfer of securities (see Note 9).

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
12                              SEI Index Funds / Annual Report / March 31, 2007

Financial Highlights

For the years ended March 31, (unless otherwise indicated)
For a Share Outstanding Throughout Each Period

----------------------------------------------------------------------------------------------------------------------------

                                                Net Realized
                                                         and                                 Distributions
                    Net Asset                     Unrealized                   Dividends              from            Total
                       Value,          Net             Gains          Total     from Net          Realized        Dividends
                    Beginning   Investment          (Losses)           from   Investment           Capital              and
                    of Period       Income     on Securities     Operations       Income             Gains    Distributions
----------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX FUND
   CLASS A
   2007                $38.38        $0.63*           $ 3.70*        $ 4.33       $(0.68)           $(0.58)          $(1.26)
   2006                 36.21         0.56*             3.47*          4.03        (0.54)            (1.32)           (1.86)
   2005                 34.66         0.59*             1.57*          2.16        (0.58)            (0.03)           (0.61)
   2004                 26.18         0.42*             8.58*          9.00        (0.52)               --            (0.52)
   2003                 35.39         0.38             (9.21)         (8.83)       (0.38)               --            (0.38)
   CLASS E
   2007                $38.48        $0.69*           $ 3.72*        $ 4.41       $(0.74)           $(0.58)          $(1.32)
   2006                 36.31         0.62*             3.48*          4.10        (0.61)            (1.32)           (1.93)
   2005                 34.76         0.66*             1.55*          2.21        (0.63)            (0.03)           (0.66)
   2004                 26.26         0.47*             8.61*          9.08        (0.58)               --            (0.58)
   2003                 35.49         0.44             (9.25)         (8.81)       (0.42)               --            (0.42)
   CLASS I
   2007                $38.43        $0.53*           $ 3.71*        $ 4.24       $(0.58)           $(0.58)          $(1.16)
   2006                 36.26         0.47*             3.46*          3.93        (0.44)            (1.32)           (1.76)
   2005                 34.72         0.51*             1.56*          2.07        (0.50)            (0.03)           (0.53)
   2004                 26.22         0.34*             8.60*          8.94        (0.44)               --            (0.44)
   2003 (2)             30.63         0.33             (4.46)         (4.13)       (0.28)               --            (0.28)

----------------------------------------------------------------------------------------------------------------------------

                                                                                                  Ratio of
                                                                               Ratio of Net       Expenses
                                                               Ratio of Net      Investment     to Average
                    Net Asset                     Net Assets       Expenses          Income     Net Assets        Portfolio
                   Value, End        Total     End of Period     to Average      to Average     (Excluding         Turnover
                    of Period    Return(1)      ($Thousands)     Net Assets      Net Assets       Waivers)          Rate(1)
----------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX FUND
   CLASS A             $41.45        11.38%       $  621,898           0.40%           1.59%          0.43%               6%
   2007                 38.38        11.32           614,246           0.40            1.49           0.43               18
   2006                 36.21         6.25           655,378           0.40            1.67           0.43               11
   2005                 34.66        34.62           686,129           0.40            1.33           0.43                7
   2004                 26.18       (25.06)          524,554           0.40            1.33           0.43                7
   2003
   CLASS E             $41.57        11.57%       $1,127,189           0.25%           1.74%          0.53%               6%
   2007                 38.48        11.49         1,684,857           0.25            1.65           0.53               18
   2006                 36.31         6.39         1,307,631           0.25            1.86           0.53               11
   2005                 34.76        34.83           904,534           0.25            1.47           0.53                7
   2004                 26.26       (24.92)          790,231           0.25            1.48           0.53                7
   2003
   CLASS I             $41.51        11.12%       $   14,346           0.65%           1.34%          0.78%               6%
   2007                 38.43        11.02            13,144           0.65            1.25           0.78               18
   2006                 36.26         5.97            11,452           0.65            1.44           0.78               11
   2005                 34.72        34.28             6,370           0.65            1.06           0.78                7
   2004                 26.22       (13.53)            1,707           0.65            1.17           0.78                7
   2003 (2)

*     Per share amounts calculated using average shares method.

(1) Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2) Commenced operations June 28, 2002. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2007                              13

Notes to Financial Statements

March 31, 2007

1.    ORGANIZATION

SEI Index Funds (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated March 6, 1985. The Trust is registered under the Investment Company Act of 1940, as amended ("the 1940 Act"), as a diversified, open-end management investment company with one fund: the S&P 500 Index Fund (the "Fund"). The Trust's prospectus provides a description of the Fund's investment objectives, policies and strategies. The Trust is registered to offer Class A, Class E and Class I shares of the S&P 500 Index Fund. The assets of the Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund may seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees. The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Fund's Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of March 31, 2007 there were no fair valued securities held by the Fund.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and the Trust's policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Fund also invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Tri-party repurchase agreements purchased as collateral for securities on loan are maintained by the applicable securities lending agent (See Note 8). Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

EXPENSES -- Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

FUTURES CONTRACTS -- The Fund utilized futures contracts during the year ended March 31, 2007. The Fund's investment in S&P 500 Index futures contracts is intended to assist the Fund in more closely approximating the performance of the S&P 500 Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. The variation margin requirements are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.


--------------------------------------------------------------------------------
14                              SEI Index Funds / Annual Report / March 31, 2007

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform.

In addition, the Fund pledged securities as collateral for the open futures contracts and such securities have been segregated on the Fund's books.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Dividends from net investment income for the Fund are paid to shareholders in the form of quarterly dividends for the Fund. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3.    AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- The Trust and SEI Investments Global Funds Services (formerly SEI Investments Fund Management) (the "Administrator") are parties to an amended and restated Administration and Transfer Agency Agreement under which the Administrator provides administrative and transfer agency services to the Fund for an annual fee of .22%, based on the average daily net assets of the Fund.

However, the Administrator has also voluntarily agreed to waive its fee so that the total annual expenses of the Fund will not exceed certain expense limitations adopted by the Administrator as presented below. In the event that the total annual expenses of the Fund, after reflecting a waiver of all fees by the Administrator, exceed the specific limitation, the Administrator has agreed to bear such excess. Any such waiver is voluntary and may be terminated at any time at the Administrator's sole discretion.

              Class A                                    .40%
              Class E                                    .25%
              Class I                                    .65%

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI") and a registered broker-dealer, acts as the Distributor of the shares of the Trust under an amended and restated distribution agreement dated September 16, 2002. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation therefrom. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of the Fund.

-------------------------------------------------------------------------------
                                              Shareholder     Administrative
                                            servicing fees     service fees
-------------------------------------------------------------------------------
       Class A                                   .15%               --
       Class E                                   .25%               --
       Class I                                   .25%              .25%

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class E and I of the Fund since inception of the plan. Such waivers are voluntarily and may be discontinued at any time.

For the year ended March 31, 2007, the Distributor retained 100% of both shareholder servicing fees less the waiver and administrative servicing fees.

U.S. Bank, NA serves as the custodian of the Fund. The custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold in the Fund.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS -- Under an Investment Advisory Agreement dated November 18, 1998 and amended November 1, 2004, SEI Investments Management Corporation ("SIMC") serves as the investment adviser ("The Adviser") and "manager of managers" of the Fund. For its services as Investment Adviser, SIMC receives a monthly fee at an annual rate of 0.03% of the average daily net assets of the Fund. SSgA Funds Management, Inc. ("SSgA") serves as the sub-adviser for the Fund under a sub-advisory agreement with the Trust and SIMC.

OTHER -- Certain officers and Trustees of the Trust are also officers of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers.

INVESTMENT IN AFFILIATED REGISTERED INVESTMENT COMPANY -- For cash management purposes, the Fund may invest in the SEI money market funds. The Fund may also invest the cash collateral from the securities lending program in the SEI Liquidity Fund LP.

COMPENSATING BALANCES -- Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balances with U.S. Bank NA, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balances with U.S. Bank NA on the following day.


--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2007                              15

March 31, 2007

4.    CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Fund were as follows (Thousands):

For the year ended March 31,

--------------------------------------------------------------------------------------------------------------------
                                                                                              S&P 500 INDEX FUND
--------------------------------------------------------------------------------------------------------------------
                                                                                               2007          2006
--------------------------------------------------------------------------------------------------------------------
CLASS A:
      Shares Issued                                                                           2,517         2,705
      Shares Issued in Lieu of Cash Distributions                                               445           780
      Shares Redeemed                                                                        (3,966)       (5,579)
--------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                                                                (1,004)       (2,094)
====================================================================================================================
CLASS E:
      Shares Issued                                                                           2,742        15,809(2)
      Shares Issued in Lieu of Cash Distributions                                               908         1,689
      Shares Redeemed                                                                       (20,320)(1)    (9,723)
--------------------------------------------------------------------------------------------------------------------
   Total Class E Transactions                                                               (16,670)        7,775
====================================================================================================================
CLASS I:
      Shares Issued                                                                             123           124
      Shares Issued in Lieu of Cash Distributions                                                10            15
      Shares Redeemed                                                                          (129)         (113)
--------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                                                                     4            26
====================================================================================================================
   Net Increase (Decrease) in Capital Shares                                                (17,670)        5,707
====================================================================================================================

(1)   Includes redemption as a result of in-kind transfer of securities (see
      Note 9).

(2)   Includes subscriptions as a result of in-kind transfer of securities (see
      Note 9).

5.    INVESTMENT TRANSACTIONS

For the period ended March 31, 2007, the fund made purchases of $112,114 ($ Thousands) and sales of investment securities of $809,042 ($ Thousands), other than temporary investments and short-term securities.

6.    FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income or excise tax is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, which are attributable to different treatment for net gains on redemptions-in-kind, reclassification of long-term capital gain distributions on Real Estate Investment Trust securities, the reclassi-fication of long-term capital gain distributions to ordinary income, and utilization of earnings and profits on shareholder redemptions have been reclassified to/from the following accounts as of March 31, 2007 ($ Thousands):

--------------------------------------------------------------------------------
                                 Undistributed      Accumulated
                                Net Investment         Realized      Paid-in-
                                 Income/(Loss)      Gain/(Loss)       Capital
--------------------------------------------------------------------------------
S&P 500 Index Fund                        $(59)        $(16,831)      $16,890

The tax character of dividends and distributions declared during the years ended March 31, 2007 and March 31, 2006 were as follows ($ Thousands):

--------------------------------------------------------------------------------
                                                           S&P 500 Index Fund
                                                           2007          2006
--------------------------------------------------------------------------------
Ordinary Income                                         $33,765      $ 33,739
Long-term capital gain                                   26,542        68,539
                                                        -------      --------
Totals                                                  $60,307      $102,278
                                                        =======      ========


--------------------------------------------------------------------------------
16                              SEI Index Funds / Annual Report / March 31, 2007

As of March 31, 2007, the components of Distributable Earnings on a tax basis were as follows ($ Thousands):

-------------------------------------------------------------------------------
                                                                      S&P 500
                                                                   Index Fund
-------------------------------------------------------------------------------
Undistributed long-term capital gain                                 $ 10,866
Unrealized appreciation                                               878,941
                                                                     --------
Total Distributable Earnings                                         $889,807
                                                                     ========

Post-October losses represent losses realized on investment transactions from November 1, 2006 through March 31, 2007 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

At March 31, 2007, the total cost of securities and the net realized gains and losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at March 31, 2007 were as follows ($ Thousands):

-------------------------------------------------------------------------------
                           Aggregate            Aggregate                  Net
                               Gross                Gross           Unrealized
        Federal           Unrealized           Unrealized         Appreciation
       Tax Cost         Appreciation         Depreciation       (Depreciation)
-------------------------------------------------------------------------------
     $1,077,782             $915,269             $(36,328)            $878,941

7.    INVESTMENT RISKS

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

8.    SECURITIES LENDING

The Fund, along with other funds in the SEI family of funds, may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Investment Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit, corporate obligations, asset-backed securities, repurchase agreements, master notes or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. Although the risk of lending is mitigated by the collateral, a Fund could experience delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

The Fund received cash as collateral for securities on loan and made investments. Investments purchased with cash collateral are presented on the schedule of investments.

9.    IN-KIND TRANSFER OF SECURITIES

During the year ended March 31, 2007, the Fund redeemed shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of transaction.

--------------------------------------------------------------------------------
    Transaction Date      Shares Redeemed              Value              Gain
--------------------------------------------------------------------------------
            10/31/06            1,159,503        $47,458,439        $4,367,598

During the year ended March 31, 2006, the Fund issued shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of transaction.

--------------------------------------------------------------------------------
    Transaction Date        Shares Issued              Value
--------------------------------------------------------------------------------
            09/30/05            5,036,833       $191,047,087
            03/31/06              845,413         32,531,494

10.   NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The funds will not be required to adopt FIN 48 until September 30, 2007. As of March 31, 2007, management is currently evaluating the impact from adopting FIN 48.


--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2007                              17

Notes to Financial Statements (Concluded)

March 31, 2007

In September 2006, the Financial Accounting Standards Board (FASB) issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

11.   SUBSEQUENT EVENT

At a meeting held on May 9, 2007, the Board approved the Agreement and Plan of Reorganization between the S&P 500 Index Fund (the "Current Fund"), a series of SEI Index Funds ("INDEX") and the S&P 500 Index Fund, a newly formed series of SEI Institutional Managed Trust ("SIMT") (the "New Fund"). Under the Agreement and Plan of Reorganization, the Current Fund will merge into the New Fund by transferring all of the Current Fund's assets to the New Fund in exchange solely for voting shares of beneficial interest in the New Fund and the New Fund's assumption of all of the Current Fund's liabilities (the "Reorganization"). Based on information received by the Board of Trustees (the "Board") of INDEX, the Board concluded that it was in the best interests of shareholders to approve the Reorganization. The Board also recommended that the Reorganization be submitted to shareholders for approval.

A special meeting of shareholders (the "Meeting") is scheduled for August 14, 2007. Shareholders of record of the Current Fund as of the close of business on May 16, 2007, are entitled to vote at the Meeting, and any adjournment of the Meeting. Upon completion of the Reorganization, shareholders will receive shares of equal value and number in the New Fund


--------------------------------------------------------------------------------
18                              SEI Index Funds / Annual Report / March 31, 2007

SEI INDEX FUNDS -- MARCH 31, 2007

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of SEI Index Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SEI Index Funds, comprising the S&P 500 Index Fund, (the "Trust") as of March 31, 2007, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented through March 31, 2005, were audited by other auditors, whose report dated May 13, 2005, expressed an unqualified opinion thereon.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SEI Index Funds as of March 31, 2007, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
May 22, 2007


--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2007                              19

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

The following chart lists Trustees and Officers as of May 4, 2007.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

------------------------------------------------------------------------------------------------------------------------------------
                                        TERM OF                                        NUMBER OF
                                        OFFICE                                        PORTFOLIOS
                                          AND                PRINCIPAL                  IN FUND
       NAME              POSITION(S)   LENGTH OF           OCCUPATION(S)                COMPLEX          OTHER DIRECTORSHIPS
     ADDRESS,             HELD WITH      TIME               DURING PAST                 OVERSEEN               HELD BY
     AND AGE               TRUSTS      SERVED (1)           FIVE YEARS               BY TRUSTEE (2)            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Robert A. Nesher          Chairman    since 1982  Currently performs various              76        Trustee of The Advisors' Inner
One Freedom                of the                 services on behalf of SEI                         Circle Fund, The Advisors' Inner
Valley Drive,             Board of                Investments for which Mr. Nesher                  Circle Fund II, Bishop Street
Oaks, PA 19456            Trustees*               is compensated.                                   Funds, Director of SEI Global
60 yrs. old                                                                                         Master Fund, plc, SEI Global
                                                                                                    Assets Fund, plc, SEI Global
                                                                                                    Investments Fund, plc, SEI
                                                                                                    Investments Global, Limited, SEI
                                                                                                    Investments -- Global Fund
                                                                                                    Services, Limited, SEI
                                                                                                    Investments (Europe), Limited,
                                                                                                    SEI Investments -- Unit Trust
                                                                                                    Management (UK), Limited, SEI
                                                                                                    Global Nominee Ltd., SEI
                                                                                                    Opportunity Master Fund, L.P.,
                                                                                                    SEI Opportunity Fund, L.P. and
                                                                                                    SEI Multi-Strategy Funds plc.
------------------------------------------------------------------------------------------------------------------------------------

William M. Doran           Trustee*   since 1982  Self-employed consultant since          76        Trustee of The Advisors' Inner
1701 Market Street                                2003. Partner, Morgan, Lewis &                    Circle Fund, The Advisors' Inner
Philadelphia, PA                                  Bockius LLP (law firm) from 1976                  Circle Fund II, Director of SEI
19103                                             to 2003, counsel to the Trust,                    since 1974. Director of the
66 yrs. old                                       SEI, SIMC, the Administrator and                  Distributor since 2003. Director
                                                  the Distributor. Secretary of                     of SEI Investments -- Global
                                                  SEI since 1978.                                   Fund Services, Limited, SEI
                                                                                                    Investments Global, Limited, SEI
                                                                                                    Investments (Europe), Limited,
                                                                                                    SEI Investments (Asia), Limited
                                                                                                    and SEI Asset Korea Co., Ltd.
------------------------------------------------------------------------------------------------------------------------------------

TRUSTEES

F. Wendell Gooch           Trustee    since 1982  Retired                                 76        Trustee of STI Classic Funds and
One Freedom                                                                                         STI Classic Variable Trust.
Valley Drive,
Oaks, PA 19456
74 yrs. old
------------------------------------------------------------------------------------------------------------------------------------

James M. Storey            Trustee    since 1995  Attorney, sole practitioner             76        Trustee of The Advisors' Inner
One Freedom                                       since 1994. Partner, Dechert                      Circle Fund, The Advisors' Inner
Valley Drive,                                     Price & Rhoads, September 1987-                   Circle Fund II, Massachusetts
Oaks, PA 19456                                    December 1993.                                    Health and Education Tax-Exempt
75 yrs. old                                                                                         Trust, and U.S. Charitable Gift
                                                                                                    Trust.
------------------------------------------------------------------------------------------------------------------------------------

* MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED AS "INTERESTED" PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH SIMC AND THE TRUST'S DISTRIBUTOR.

1 EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.

2 THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INDEX FUNDS, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST AND SEI TAX EXEMPT TRUST.


--------------------------------------------------------------------------------
20                              SEI Index Funds / Annual Report / March 31, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                        TERM OF                                        NUMBER OF
                                        OFFICE                                        PORTFOLIOS
                                          AND                PRINCIPAL                  IN FUND
       NAME              POSITION(S)   LENGTH OF           OCCUPATION(S)                COMPLEX          OTHER DIRECTORSHIPS
     ADDRESS,             HELD WITH      TIME               DURING PAST                 OVERSEEN               HELD BY
     AND AGE                TRUSTS     SERVED (1)           FIVE YEARS               BY TRUSTEE (2)            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES (CONTINUED)

George J. Sullivan, Jr.    Trustee    since 1996  Self-Employed Consultant,               76        Trustee of The Advisors' Inner
One Freedom                                       Newfound Consultants Inc. since                   Circle Fund, The Advisors' Inner
Valley Drive                                      April 1997.                                       Circle Fund II, State Street
Oaks, PA 19456                                                                                      Navigator Securities Lending
64 yrs. old                                                                                         Trust, SEI Opportunity Master
                                                                                                    Fund, L.P., and SEI Opportunity
                                                                                                    Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------

Rosemarie B. Greco         Trustee    since 1999  Director, Governor's Office of          76        Director, Sonoco, Inc.;
One Freedom`                                      Health Care Reform, Commonwealth                  Director, Exelon Corporation;
Valley Drive                                      of Pennsylvania since 2003.                       Trustee, Pennsylvania Real
Oaks, PA 19456                                    Founder and Principal,                            Estate Investment Trust.
60 yrs. old                                       Grecoventures Ltd. from 1999 to
                                                  2002.
------------------------------------------------------------------------------------------------------------------------------------

Nina Lesavoy               Trustee    since 2003  Managing Partner, Cue Capital           76        Director of SEI Opportunity
One Freedom                                       since March 2002, Managing                        Master Fund, L.P., and SEI
Valley Drive,                                     Partner and Head of Sales,                        Opportunity Fund, L.P.
Oaks, PA 19456                                    Investorforce, March
49 yrs. old                                       2000-December 2001; Global
                                                  Partner working for the CEO,
                                                  Invesco Capital, January
                                                  1998-January 2000. Head of Sales
                                                  and Client Services, Chancellor
                                                  Capital and later LGT Asset
                                                  Management, 1986-2000.
------------------------------------------------------------------------------------------------------------------------------------

James M. Williams          Trustee    since 2004  Vice President and Chief                76        Trustee/Director of Ariel Mutual
One Freedom                                       Investment Officer, J. Paul                       Funds, SEI Opportunity Master
Valley Drive,                                     Getty Trust, Non-Profit                           Fund, L.P., and SEI Opportunity
Oaks, PA 19456                                    Foundation for Visual Arts,                       Fund, L.P.
59 yrs. old                                       since December 2002. President,
                                                  Harbor Capital Advisors and
                                                  Harbor Mutual Funds, 2000-2002.
                                                  Manager, Pension Asset
                                                  Management, Ford Motor Company,
                                                  1997-1999.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS

Robert A. Nesher          President   since 2005  Currently performs various              N/A                    N/A
One Freedom                 & CEO                 services on behalf of SEI for
Valley Drive,                                     which Mr. Nesher is compensated.
Oaks, PA 19456
60 yrs. old
------------------------------------------------------------------------------------------------------------------------------------

Stephen F. Panner        Controller   since 2005  Fund Accounting Director of the         N/A                    N/A
One Freedom                  and                  Administrator since 2005. Fund
Valley Drive,               Chief                 Administration Manager, Old
Oaks, PA 19456            Financial               Mutual Fund Services, 2000-2005.
36 yrs. old                Officer                Chief Financial Officer,
                                                  Controller and Treasurer, PBHG
                                                  Funds and PBHG Insurance Series
                                                  Fund, 2004-2005. Assistant
                                                  Treasurer, PBHG Funds and PBHG
                                                  Insurance Series Fund,
                                                  2000-2004. Assistant Treasurer,
                                                  Old Mutual Advisors Fund,
                                                  2004-2005.
------------------------------------------------------------------------------------------------------------------------------------

Russell Emery              Chief      since 2006  Chief Compliance Officer of SEI         N/A                    N/A
One Freedom              Compliance               Opportunity Master Fund, L.P.,
Valley Drive              Officer                 SEI Opportunity Fund, L.P.,
Oaks, PA 19456                                    Bishop Street Funds, SEI
44 yrs. old                                       Institutional Managed Trust, SEI
                                                  Asset Allocation Trust, SEI
                                                  Institutional International
                                                  Trust, SEI Index Funds, SEI
                                                  Liquid Asset Trust, SEI Daily
                                                  Income Trust, SEI Tax Exempt
                                                  Trust, SEI Institutional
                                                  Investments Trust, The Advisors'
                                                  Inner Circle Fund and the
                                                  Advisors' Inner Circle Fund II,
                                                  since March 2006. Director of
                                                  Investment Product Management
                                                  and Development of SIMC,
                                                  February 2003-March 2006. Senior
                                                  Investment Analyst--Equity Team
                                                  of SEI, March 2000-February
                                                  2003.
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2007                              21

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED) (CONCLUDED)

------------------------------------------------------------------------------------------------------------------------------------
                                        TERM OF                                        NUMBER OF
                                        OFFICE                                        PORTFOLIOS
                                          AND                PRINCIPAL                  IN FUND
       NAME              POSITION(S)   LENGTH OF           OCCUPATION(S)                COMPLEX          OTHER DIRECTORSHIPS
     ADDRESS,             HELD WITH       TIME               DURING PAST                 OVERSEEN               HELD BY
     AND AGE                TRUSTS     SERVED (1)            FIVE YEARS               BY TRUSTEE (2)            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)

Timothy D. Barto            Vice      since 2002  General Counsel, Vice President         N/A                    N/A
One Freedom              President                and Secretary of SIMC and the
Valley Drive                and                   Administrator since 2004. Vice
Oaks, PA 19456           Secretary                President and Assistant
38 yrs. old                                       Secretary of SEI since 2001.
                                                  Vice President of SIMC and the
                                                  Administrator since 1999.
                                                  Assistant Secretary of SIMC, the
                                                  Administrator and the
                                                  Distributor and Vice President
                                                  of the Distributor, 1999-2003.
------------------------------------------------------------------------------------------------------------------------------------

Sofia A. Rosala             Vice      since 2004  Vice President and Assistant            N/A                    N/A
One Freedom              President                Secretary of SIMC and the
Valley Drive                and                   Administrator since 2005.
Oaks, PA 19456           Assistant                Compliance Officer of SEI,
33 yrs. old              Secretary                September 2001-2004. Account and
                                                  Product Consultant, SEI Private
                                                  Trust Company, 1998-2001.
------------------------------------------------------------------------------------------------------------------------------------

James Ndiaye               Vice       since 2005  Vice President and Assistant            N/A                    N/A
One Freedom              President                Secretary of SIMC since 2005.
Valley Drive               and                    Vice President, Deutsche Asset
Oaks, PA 19456           Assistant                Management (2003-2004).
38 yrs. old              Secretary                Associate, Morgan, Lewis &
                                                  Bockius LLP (2000-2003).
                                                  Assistant Vice President, ING
                                                  Variable Annuities Group
                                                  (1999-2000).
------------------------------------------------------------------------------------------------------------------------------------

Michael T. Pang            Vice       since 2005  Vice President and Assistant            N/A                    N/A
One Freedom              President                Secretary of SIMC since 2005.
Valley Drive               and                    Counsel, Caledonian Bank &
Oaks, PA 19456           Assistant                Trust's Mutual Funds Group
34 yrs. old              Secretary                (2004). Counsel, Permal Asset
                                                  Management (2001-2004).
                                                  Associate, Schulte, Roth &
                                                  Zabel's Investment Management
                                                  Group (2000-2001). Staff
                                                  Attorney, U.S. SEC's Division of
                                                  Enforcement, Northeast Regional
                                                  Office (1997-2000).
------------------------------------------------------------------------------------------------------------------------------------

John J. McCue              Vice       since 2004  Director of Portfolio                   N/A                    N/A
One Freedom              President                Implementations for SIMC since
Valley Drive                                      1995. Managing Director of Money
Oaks, PA 19456                                    Market Investments for SIMC
43 yrs. old                                       since 2003.
------------------------------------------------------------------------------------------------------------------------------------

Nicole Welch             Anti-Money   since 2005  Assistant Vice President and            N/A                    N/A
One Freedom              Laundering               Anti-Money Laundering Compliance
Valley Drive             Compliance               Coordinator of SEI since 2005.
Oaks, PA 19456             Officer                Compliance Analyst, TD
29 yrs. old                                       Waterhouse (2004). Senior
                                                  Compliance Analyst, UBS
                                                  Financial Services (2002-2004).
                                                  Knowledge Management Analyst,
                                                  PriceWaterhouseCoopers
                                                  Consulting (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

1 EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.

2 THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INDEX FUNDS, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST AND SEI TAX EXEMPT TRUST.


--------------------------------------------------------------------------------
22                              SEI Index Funds / Annual Report / March 31, 2007

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                   BEGINNING    ENDING                  EXPENSES
                                    ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                     VALUE       VALUE      EXPENSE      DURING
                                   10/01/06     3/31/07      RATIOS      PERIOD*
--------------------------------------------------------------------------------
S&P 500 INDEX FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
   Class A                         $1,000.00   $1,071.70      0.40%       $2.07
   Class E                          1,000.00    1,072.60      0.25%        1.29
   Class I                          1,000.00    1,070.50      0.65%        3.36
HYPOTHETICAL 5% RETURN
   Class A                         $1,000.00   $1,022.94      0.40%       $2.02
   Class E                          1,000.00    1,023.68      0.25%        1.26
   Class I                          1,000.00    1,021.69      0.65%        3.28

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).


--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2007                              23

Board of Trustees Considerations in Approving the Advisory and Sub-advisory Agreements (Unaudited)

The SEI Index Funds (the "Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the single series of the Trust (the "Fund") and may manage the cash portion of the Fund's assets. Pursuant to a separate sub-advisory agreement (the "Sub-Advisory Agreement" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Adviser is responsible for the day-to-day investment management of all or a discrete portion of the assets of the Fund. The Sub-Adviser also is responsible for managing its employees who provide services to the Fund. The Sub-Adviser is selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, the Fund's Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Fund's Trustees must request and evaluate, and SIMC and the Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Adviser with respect to the Fund of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Adviser, including information about SIMC's and the Sub-Adviser's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Adviser.

Specifically, the Board requested and received written materials from SIMC and the Sub-Adviser regarding: (a) the quality of SIMC's and the Sub-Adviser's investment management and other services; (b) SIMC's and the Sub-Adviser's investment management personnel; (c) SIMC's and the Sub-Adviser's operations and financial condition; (d) SIMC's and the Sub-Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Adviser charge the Fund compared with the fees each charge to comparable mutual funds; (f) the Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and the Sub-Adviser's profitability from their Fund-related operations; (h) SIMC's and the Sub-Adviser's compliance systems; (i) SIMC's and the Sub-Adviser's policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Adviser's reputation, expertise and resources in domestic and/or international financial markets; and (k) the Fund's performance compared with similar mutual funds.

At the March 14, 2007 meeting of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Adviser to act in their respective capacities for the Fund. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

o the nature, extent and quality of the services provided to the Fund under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Adviser and their affiliates dedicated to the Fund;

o the Fund's investment performance and how it compared to that of other comparable mutual funds;


--------------------------------------------------------------------------------
24                              SEI Index Funds / Annual Report / March 31, 2007

o the Fund's expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

o the profitability of SIMC and the Sub-Adviser and their affiliates with respect to the Fund, including both direct and indirect benefits accruing to SIMC and the Sub-Adviser and their affiliates; and

o the extent to which economies of scale would be realized as the Fund grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Adviser to the Fund and the resources of SIMC and the Sub-Adviser and their affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Adviser's personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Adviser to the Fund and the resources of SIMC and the Sub-Adviser and their affiliates dedicated to the Fund supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Fund supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Fund's expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Fund's net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Fund's peer group. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Adviser's fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Adviser, through waivers, have maintained the Fund's net operating expenses at competitive levels for its distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Fund are reasonable and supported renewal of the Investment Advisory Agreements.

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Adviser and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by SIMC and the Sub-Adviser and their affiliates. When considering the profitability of the Sub-Adviser, the Board took into account the fact that the Sub-Adviser is compensated by SIMC, and not by the Fund directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Adviser are reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to the Fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Fund obtains reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.


--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2007                              25

Notice to Shareholders (Unaudited)

For shareholders that do not have a March 31, 2007 taxable year end, this notice is for informational purposes only. For shareholders with a March 31, 2007 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended March 31, 2007 the Fund is designating long term capital gains and qualifying dividend income with regard to distributions paid during the year as follows:

                              (B)                                 (C)
           (A)              ORDINARY                         QUALIFYING FOR
     LONG TERM (15%)         INCOME           TOTAL            CORPORATE
      CAPITAL GAINS      DISTRIBUTIONS    DISTRIBUTIONS    DIVIDENDS RECEIVED
      DISTRIBUTIONS       (TAX BASIS)      (TAX BASIS)       DEDUCTION (1)
     ---------------    --------------    -------------    ------------------

         47.81%              52.19%          100.00%            100.00%

           (D)
       QUALIFYING             U.S.          QUALIFIED          QUALIFIED
        DIVIDEND           GOVERNMENT       INTEREST           SHORT-TERM
       INCOME (2)         INTEREST (3)     INCOME (4)       CAPITAL GAIN (5)
       ----------         ------------     ----------       ----------------

         100.00%             0.42%            0.36%              0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). General interest from direct U.S. Government obligations is exempt from state income tax. However, for the shareholders of the SEI Index Funds--S&P 500 Index Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of ordinary distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Items (A) and (B) are based on the percentage of the Fund's total distribution.

Items (C) and (D) are based on the percentage of ordinary income of the Fund.


--------------------------------------------------------------------------------
26                              SEI Index Funds / Annual Report / March 31, 2007

Notes

Notes

SEI INDEX FUNDS ANNUAL REPORT MARCH 31, 2007

Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran

F. Wendell Gooch

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

OFFICERS

Robert A. Nesher

PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner

CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery

CHIEF COMPLIANCE OFFICER

Timothy D. Barto

VICE PRESIDENT, SECRETARY

Sofia A. Rosala

VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye

VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang

VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue

VICE PRESIDENT

Nicole Welch

ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER

SEI Investments Management Corporation

ADMINISTRATOR

SEI Investments Global Funds Services

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL

1 800 DIAL SEI

(1 800 342 5734)

[LOGO]
   SEI New ways.
       New answers.(R)

SEI Investments Distribution Co.
Oaks, PA 19456   1.800.DIAL.SEI (1.800.342.5734)

SEI-F-091 (3/07)

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) The registrant's board of trustees has determined that the registrant has one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert is George J. Sullivan, Jr.
Mr. Sullivan is an independent trustee as defined in Form N-CSR Item 3(a)(2).


ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Fees billed by KPMG LLP ("KPMG") and Ernst & Young, LLP ("E&Y") related to the Trust.

KPMG billed the Trust aggregate fees for services rendered to the Trust for the fiscal year 2007 and E&Y billed the Trust aggregate fees for services rendered to the Trust for the fiscal year 2006 as follows:

------------------------------------------------------------------------ -----------------------------------------------------
                                       2007*                                                   2006
------------------------------------------------------------------------ -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were pre-         did not require
                                     pre-approved      pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit      $21,500           $0                $0                $33,500                 N/A         $0
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-
        Related    $0                $0                $0                $0                $0                $0
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees   $0                $0                $0                $0                $0                $0

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All        $0                $232,000          $10,130           $0                $0                $165,000
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


*KPMG
+E&Y

Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
   (2) Non-audit fees include amounts related to services provided in connection with the SAS70 report on the hedge fund operations of the administrator.

(e)(1)   Not Applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:



              ---------------------------- ----------------- ----------------
                                                 2007*             2006+
              ---------------------------- ----------------- ----------------
               Audit-Related Fees                  0%               0%

              ---------------------------- ----------------- ----------------
               Tax Fees                            0%               0%

              ---------------------------- ----------------- ----------------
               All Other Fees                      0%               0%

              ---------------------------- ----------------- ----------------

*KPMG
+E&Y


(f)      Not applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal year 2006 were $231,000. Non-audit fees consist of SAS No. 70 review of fund accounting and administration operations, attestation report in accordance with Rule 17 Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax consulting services for various service affiliates of the registrant.

(g)(2) The aggregate non-audit fees and services billed by E&Y for the fiscal year 2005 were $165,000. Non-audit fees include amounts related to services provided in connection with the SAS No. 70 report on the hedge fund operations of the administrator.


(h) During the past fiscal year no non-audit services were provided by the Registrant's principal accountant to either the Registrant's investment adviser or to any entity controlling, controlled by, or under common control with the Registrant's investment adviser that provides ongoing services to the Registrant.



ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.



ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           SEI Index Funds



By (Signature and Title)*              /s/ Robert A. Nesher
                                       --------------------
                                       Robert A. Nesher, Chief Executive Officer

Date:  June 4, 2007





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*              /s/ Robert A. Nesher
                                       --------------------
                                       Robert A. Nesher, Chief Executive Officer

Date:  June 4, 2007


By (Signature and Title)*              /s/ Stephen F. Panner
                                       ---------------------
                                       Stephen F. Panner, Controller & CFO

Date:  June 4, 2007

* Print the name and title of each signing officer under his or her signature.